Significant Accounting Policies - Schedule of Obligations Associated with Contingent Guarantee Liabilities After Adoption of ASC 326 (Details) - 12 months ended Dec. 31, 2020
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Provision for credit losses of contingent liabilities of guarantee	¥ 2,880,590	$ 441,470
ASC 326
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Provision for credit losses of contingent liabilities of guarantee	2,880,590
Net cash payout	(3,355,931)
Ending balances	1,738,787
ASC 326 | Effect Due to the Adoption of ASC 326 (Note 2(g))
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Opening balances	¥ 2,214,128